WARRANTS	12 Months Ended
Dec. 31, 2023
WARRANTS
WARRANTS
9	WARRANTS

The following are continuities of the Company’s warrants:

		Warrants
		issued as part of	Broker
Number of Warrants		convertible debt	warrants

January 1, 2022	Balance	—	16,886
September 5, 2022	Issue of warrants	979,048	—
December 31, 2022	Balance	979,048	16,886

January 1, 2023	Balance	979,048	16,886
November 18, 2023	Expiry of warrants	—	(16,886)

December 31, 2023	Balance	979,048	—

9	WARRANTS (CONTINUED)

Each unit consists of the following characteristics:

	Warrants
	issued as part of	Broker
	convertible debt	warrants
Number of shares	1	1
Number of Warrants	—	0.5
Exercise price of unit (CAD)	9.28	7.00

Warrants issued upon completion of Financing Arrangement

Upon completion of the Financing Arrangement (Note 7) on September 5, 2022, 979,048 warrants were issued with an exercise price of CAD 9.28 per warrant, each convertible to one common share of the Company and expiring 5 years after the issuance date. Under the acceleration provisions of the warrants agreement, if the Company’s common shares trade at or above CAD 11.60 for 30 consecutive trading days, the Company has the right to issue an exercise notice to warrant holders to exercise their warrants before the end of 21 days, otherwise 50% of the warrants expire. Similarly, if the Company’s common shares trade at or above CAD 18.56 for 30 consecutive trading days, the Company has the right to issue an exercise notice to warrant holders to exercise all their warrants before the end of 21 days, otherwise all the warrants expire.

Upon allocating the transaction price of the Financing Arrangement between its components of host debt liability, derivative liability and warrants, the combined fair value of the host debt liability and derivative liability exceeded the transaction price. Therefore, no residual fair value was allocated to the warrant component of the instrument in the consolidated statements of changes in equity.

Broker Warrants issued upon completion of Public Offering

Upon completion of the Public Offering on November 18, 2020, 177,434 broker warrants (“Broker Warrants”) were issued.

Between January 21, 2021 and February 18, 2021, 160,548 Broker Warrants were exercised for 160,548 Common Shares and 80,274 public offering warrants leaving a balance of 16,886 at end December 31, 2022. The remaining broker warrants of 16,886 expired on November 18, 2023.